Revenue - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Text block [abstract]
Revenue recognized from contract liabilities	₨ 18,880	₨ 16,082
Amounts reclassified from contract assets to receivables	13,944	15,101
Transaction price allocated to remaining performance obligations	₨ 328,191	₨ 384,881	₨ 360,033
Percentage of transaction price allocated to remaining performance obligation as revenues	59.00%	59.00%	62.00%
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	62%, 59% and 59% respectively is expected to be recognized as revenues within two years, and the remainder thereafter.	62%, 59% and 59% respectively is expected to be recognized as revenues within two years, and the remainder thereafter.	62%, 59% and 59% respectively is expected to be recognized as revenues within two years, and the remainder thereafter.